Short-Term Bank Loan	12 Months Ended
Dec. 31, 2025
Short-Term Bank Loan [Abstract]
SHORT-TERM BANK LOAN
23.	SHORT-TERM BANK LOAN

Summary of short-term bank loan

	Annual Interest	Maturity	December 31,	December 31,
	Rate	date	2025	2024
Industrial Bank (i)	2.6%	December 24, 2026	1,072,486	1,027,496
Industrial Bank (ii)	2.8%	May 6, 2026	500,493	616,497
Total			1,572,979	1,643,993

(i)	The bank loan is secured by a property of the Chairman and guaranteed by the CEO and Chairman of the Company.

(ii)	The bank loan is secured by a property of the Company and guaranteed by the CEO and Chairman of the Company.